Events after the reporting period - Additional Information (Detail)				1 Months Ended
	Mar. 31, 2025 AUD ($)	Jan. 30, 2025 AUD ($) shares	Jan. 14, 2025 $ / shares shares	May 09, 2025 AUD ($)	May 12, 2025 AUD ($) shares	Apr. 01, 2025	Feb. 11, 2025 AUD ($) shares	Jan. 14, 2025 AUD ($) shares	Jul. 11, 2024 shares $ / shares	May 17, 2024 $ / shares	Nov. 30, 2023 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares											$ 0.583
Abnormally Large Changes In Listing Qualification [Member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum threshold limit of market value				$ 35,000,000
American Depositary Shares [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares represented by one depositary receipt						500
Warrants Alumini Capital American Depositary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments exercisable in share-based payment arrangement | shares									2,578,648
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares									$ 0.1939
Warrants Alumini Capital American Depositary Shares [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments exercisable in share-based payment arrangement | shares								1,333,333
Number of shares represented by one depositary receipt								100
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares			$ 1.5
Expiry period of grant of share based payment arrangement			5.1
American Depositary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments exercisable in share-based payment arrangement										1,100,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares										$ 0.27
Maxim Broker [Member] | Warrants Alumini Capital American Depositary Shares [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued | shares			40,000
Weighted average exercise price of warrants issued								1.50%
Expire date of grant of share based payment arrangement			Jul. 14, 2030
Alumni Capital LP [Member] | Warrants Alumini Capital American Depositary Shares [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued | shares			553,440
Weighted average exercise price of warrants issued								1.50%
Value of equity settled share based payment								$ 830,160
Expense from equity-settled share-based payment transactions		$ 139,999.98
Value of equity settled share based payment after expenses		$ 1,859,999.52
Alumni Capital LP [Member] | American Depositary Shares [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Value of pull down against existing ELOC agreement					$ 91,770		$ 575,700
Equity instruments pull down against existing ELOC agreement | shares					30,000		600,000
Alumni Capital LP [Member] | Pre Fund Warrants [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued | shares		779,893
Weighted average exercise price of warrants issued								1.4999%
Value of equity settled share based payment								$ 1,169,839.5
Exercise price of warrants issued | $ / shares			$ 0.0001
Cantrixil [Member] | Intellectual property and trademarks rights [Member] | Other disposals of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Disposals, intangible assets and goodwill	$ 1